INTERESTS IN OTHER ENTITIES	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
INTERESTS IN OTHER ENTITIES	13. INTERESTS IN OTHER ENTITIES
On 30 April 2026, Santander UK plc acquired 100% of the ordinary share capital of TSB Banking Group plc ('TSB HoldCo'). The acquisition included TSB
HoldCo's subsidiary undertakings, TSB Bank plc and TSB Covered Bonds (LM) Ltd (20% ownership). There are also two further consolidated subsidiary undertakings, TSB Covered Bonds (Holdings) Ltd and TSB Banking Group plc Employee Share Trust, in which TSB HoldCo does not directly hold any share capital. However, these entities are consolidated within the Santander UK group because the nature of the relationship indicates control. Following the change of control, TSB HoldCo was re-registered as a private limited company on 19 May 2026 and renamed TSB Banking Group Limited. There have been no other significant changes to the Santander UK group's interests in subsidiaries, joint ventures and unconsolidated structured entities, as set out in Note 18 to the
Consolidated Financial Statements in the 2025 Annual Report. All companies operate principally in their country of incorporation or registration.
The four TSB securitisation structured entities are fully consolidated. The loans are retained on Santander UK's balance sheet, with the related notes in issue included within debt securities in issue. For further details, see Note 10.